Schedule of Investments - March 31, 2024
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 88.91%	Amount	Value
Advertising - 0.66%
Stagwell Global LLC
5.625%, 08/15/2029 (r)	$6,741,000	$6,127,111

Aerospace/Defense - 2.39%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	4,657,000	4,650,358
Spirit AeroSystems, Inc.
9.375%, 11/30/2029 (r)	2,510,000	2,741,013
9.750%, 11/15/2030 (r)	4,458,000	4,992,140
TransDigm, Inc.
6.875%, 12/15/2030 (r)	2,365,000	2,413,471
7.125%, 12/01/2031 (r)	7,273,000	7,504,339
		22,301,321
Auto Parts & Equipment - 2.50%
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,342,000	5,328,080
Borgwarner Jersey Ltd.
5.000%, 10/01/2025 (r)	1,596,000	1,542,502
Clarios Global LP / Clarios US Finance Company
6.750%, 05/15/2028 (r)	4,389,000	4,452,346
The Goodyear Tire & Rubber Company
5.250%, 07/15/2031	5,044,000	4,601,219
Phinia, Inc.
6.750%, 04/15/2029 (r)	3,051,000	3,084,235
ZF North America Capital, Inc.
6.875%, 04/14/2028 (r)	4,161,000	4,319,849
		23,328,231
Banking - 0.95%
ING Groep NV
6.500% (Fixed until 04/15/2025, then 5 Year Swap Rate USD + 4.446%), Perpetual (b)	2,892,000	2,858,681
Popular, Inc.
7.250%, 03/13/2028	3,030,000	3,107,197
Texas Capital Bancshares, Inc.
4.000% (Fixed until 05/05/2026, then 5 Year CMT Rate USD + 3.150%), 05/06/2031 (b)	3,400,000	2,935,779
		8,901,657
Brokerage - 0.72%
StoneX Group, Inc.
8.625%, 06/15/2025 (r)	1,325,000	1,331,682
7.875%, 03/01/2031 (r)	5,265,000	5,346,297
		6,677,979
Building & Construction - 2.55%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,710,000	5,273,032
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	4,782,000	4,300,714
Great Lakes Dredge & Dock Corp.
5.250%, 06/01/2029 (r)	5,476,000	4,879,593
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	4,671,000	4,563,786
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,173,000	4,787,888
		23,805,013
Building Materials - 3.04%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	4,947,000	4,563,746
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (r)	6,181,000	6,033,163
Knife River Corp.
7.750%, 05/01/2031 (r)	4,427,000	4,639,084
SRS Distribution, Inc.
6.125%, 07/01/2029 (r)	3,000,000	3,062,463
Standard Industries, Inc.
4.375%, 07/15/2030 (r)	6,710,000	6,033,902
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,990,000	4,076,771
		28,409,129
Cable & Satellite TV - 5.07%
Block Communications, Inc.
4.875%, 03/01/2028 (r)	5,858,000	5,237,321
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	9,877,000	9,048,891
4.750%, 02/01/2032 (r)	11,380,000	9,298,467
CSC Holdings LLC
11.750%, 01/31/2029 (r)	2,414,000	2,419,274
5.750%, 01/15/2030 (r)	11,102,000	5,885,927
DirecTV Financing LLC / DirecTV Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (r)	3,006,000	2,845,664
DISH Network Corp.
11.750%, 11/15/2027 (r)	2,145,000	2,191,999
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	4,800,000	4,528,161
Ziggo BV
4.875%, 01/15/2030 (r)	6,578,000	5,909,417
		47,365,121
Chemicals - 4.44%
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (r)	2,752,000	2,866,092
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,991,000	2,954,250
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (r)	6,163,000	5,560,035
NOVA Chemicals Corp.
8.500%, 11/15/2028 (r)	4,472,000	4,765,448
9.000%, 02/15/2030 (r)	2,411,000	2,490,590
Rain Carbon, Inc.
12.250%, 09/01/2029 (r)	3,538,000	3,674,450
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	3,576,000	3,335,122
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (r)	5,377,000	5,224,404
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	8,122,000	2,364,395
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	6,470,000	5,796,664
7.375%, 03/01/2031 (r)	2,425,000	2,457,781
		41,489,231
Consumer - Products - 1.07%
Acushnet Company
7.375%, 10/15/2028 (r)	4,535,000	4,703,444
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,372,000	5,323,809
		10,027,253
Consumer/Commercial/Lease Financing - 2.63%
Burford Capital Global Finance LLC
9.250%, 07/01/2031 (r)	6,398,000	6,779,538
GGAM Finance Ltd.
6.875%, 04/15/2029 (r)	4,365,000	4,392,281
Macquarie Airfinance Holdings Ltd.
8.375%, 05/01/2028 (r)	4,405,000	4,672,850
6.500%, 03/26/2031 (r)	920,000	937,099
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/2032 (r)	4,852,000	4,822,412
Upbound Group, Inc.
6.375%, 02/15/2029 (r)	3,031,000	2,945,358
		24,549,538
Diversified Capital Goods - 2.81%
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.625%, 12/15/2030 (r)	8,060,000	8,147,395
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,586,000	5,223,878
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (r)	4,383,000	4,353,237
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (r)	8,708,000	8,546,955
		26,271,465
Electric - Generation - 0.94%
Calpine Corp.
3.750%, 03/01/2031 (r)	4,433,000	3,886,357
Vistra Operations Company LLC
6.950%, 10/15/2033 (r)	4,589,000	4,902,369
		8,788,726
Electric - Integrated - 0.44%
PG&E Corp.
5.250%, 07/01/2030	4,341,000	4,129,546

Electronics - 0.49%
Coherent Corp.
5.000%, 12/15/2029 (r)	4,825,000	4,549,442

Energy - Exploration & Production - 3.57%
California Resources Corp.
7.125%, 02/01/2026 (r)	3,649,000	3,673,127
Callon Petroleum Company
6.375%, 07/01/2026	3,721,000	3,760,554
Chesapeake Energy Corp.
6.750%, 04/15/2029 (r)	4,574,000	4,626,711
Civitas Resources, Inc.
5.000%, 10/15/2026 (r)	2,777,000	2,717,109
8.750%, 07/01/2031 (r)	876,000	938,467
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	5,213,000	5,088,265
Kosmos Energy Ltd.
7.500%, 03/01/2028 (r)	2,320,000	2,249,780
Matador Resources Company
6.875%, 04/15/2028 (r)	2,691,000	2,755,113
6.500%, 04/15/2032 (r)	918,000	920,261
Permian Resources Operating LLC
8.000%, 04/15/2027 (r)	4,427,000	4,562,767
Talos Production, Inc.
9.375%, 02/01/2031 (r)	1,885,000	2,010,990
		33,303,144
Food - Wholesale - 1.22%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	4,305,000	3,798,561
HLF Financing Sarl LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (r)	2,330,000	1,621,738
US Foods, Inc.
7.250%, 01/15/2032 (r)	5,767,000	6,009,096
		11,429,395
Food & Drug Retailers - 0.28%
United Natural Foods, Inc.
6.750%, 10/15/2028 (r)	3,150,000	2,620,215

Forestry/Paper - 2.08%
Ahlstrom Holding 3 Oy
4.875%, 02/04/2028 (r)	5,999,000	5,519,080
Mativ Holdings, Inc.
6.875%, 10/01/2026 (r)	5,894,000	5,871,736
Mercer International, Inc.
12.875%, 10/01/2028 (r)	885,000	967,976
5.125%, 02/01/2029	5,791,000	5,096,906
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	2,182,000	2,004,462
		19,460,160
Gaming - 3.78%
Allwyn Entertainment Financing UK PLC
7.875%, 04/30/2029 (r)	4,457,000	4,590,242
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	4,641,000	4,269,173
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	6,570,000	6,513,567
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (r)	5,408,000	5,258,171
MGM Resorts International
6.500%, 04/15/2032	4,584,000	4,572,604
Penn Entertainment, Inc.
5.625%, 01/15/2027 (r)	5,350,000	5,166,469
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (r)	5,120,000	4,953,576
		35,323,802
Gas Distribution - 5.00%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	5,534,000	5,468,360
CQP Holdco LP / BIP-V Chinook Holdco LLC
7.500%, 12/15/2033 (r)	4,620,000	4,758,355
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	5,297,000	4,801,010
Energy Transfer LP
8.000%, 04/01/2029 (r)	5,026,000	5,225,070
EQM Midstream Partners LP
7.500%, 06/01/2027 (r)	6,117,000	6,277,051
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	5,526,000	5,607,818
ITT Holdings LLC
6.500%, 08/01/2029 (r)	2,538,000	2,318,753
Kinetik Holdings LP
5.875%, 06/15/2030 (r)	4,682,000	4,583,941
Venture Global LNG, Inc.
9.875%, 02/01/2032 (r)	7,116,000	7,673,674
		46,714,032
Health Facilities - 1.44%
Acadia Healthcare Company, Inc.
5.500%, 07/01/2028 (r)	1,500,000	1,461,828
CHS / Community Health Systems, Inc.
5.250%, 05/15/2030 (r)	5,055,000	4,126,306
Tenet Healthcare Corp.
6.250%, 02/01/2027	4,560,000	4,561,748
6.125%, 06/15/2030	3,252,000	3,248,605
		13,398,487
Health Services - 0.99%
Fortrea Holdings, Inc.
7.500%, 07/01/2030 (r)	4,441,000	4,589,925
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (r)	6,398,000	4,645,070
		9,234,995
Hotels - 1.06%
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,638,000	5,161,266
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,085,000	4,732,619
		9,893,885
Insurance Brokerage - 2.93%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
7.000%, 01/15/2031 (r)	4,670,000	4,720,314
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	5,908,000	5,520,156
AssuredPartners, Inc.
7.500%, 02/15/2032 (r)	4,826,000	4,747,072
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
8.125%, 02/15/2032 (r)	2,873,000	2,900,098
Ryan Specialty LLC
4.375%, 02/01/2030 (r)	4,975,000	4,655,991
USI, Inc.
7.500%, 01/15/2032 (r)	4,760,000	4,774,718
		27,318,349
Investments & Miscellaneous Financial Services - 0.77%
Armor Holdco, Inc.
8.500%, 11/15/2029 (r)	2,602,000	2,459,028
PennyMac Financial Services, Inc.
7.875%, 12/15/2029 (r)	4,641,000	4,773,013
		7,232,041
Machinery - 1.99%
Chart Industries, Inc.
7.500%, 01/01/2030 (r)	4,198,000	4,364,644
JB Poindexter & Company, Inc.
8.750%, 12/15/2031 (r)	4,417,000	4,571,069
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	5,285,000	5,006,044
Titan International, Inc.
7.000%, 04/30/2028	4,670,000	4,612,646
		18,554,403
Media - Broadcast - 0.55%
CMG Media Corp.
8.875%, 12/15/2027 (r)	1,165,000	773,025
Gray Television, Inc.
5.375%, 11/15/2031 (r)	6,618,000	4,345,871
		5,118,896
Media Content - 0.87%
News Corp.
5.125%, 02/15/2032 (r)	4,668,000	4,388,394
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,839,000	3,745,904
		8,134,298
Medical Products - 1.78%
Grifols SA
4.750%, 10/15/2028 (r)	5,356,000	4,438,091
Medline Borrower LP
5.250%, 10/01/2029 (r)	3,481,000	3,292,795
Medline Borrower LP / Medline Co-Issuer, Inc.
6.250%, 04/01/2029 (r)	3,734,000	3,755,387
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	5,053,000	5,134,687
		16,620,960
Metals/Mining Excluding Steel - 0.54%
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,525,000	4,893,463
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	131,000	128,367
		5,021,830
Oil Field Equipment & Services - 2.90%
Enerflex Ltd.
9.000%, 10/15/2027 (r)	2,667,000	2,742,231
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,405,000	4,135,863
Noble Finance II LLC
8.000%, 04/15/2030 (r)	4,449,000	4,637,371
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	2,638,575	2,643,332
Transocean, Inc.
8.750%, 02/15/2030 (r)	1,894,500	1,976,600
Valaris Ltd.
8.375%, 04/30/2030 (r)	5,831,000	6,019,825
Weatherford International Ltd.
8.625%, 04/30/2030 (r)	4,696,000	4,906,353
		27,061,575
Oil Refining & Marketing - 0.98%
Parkland Corp.
4.625%, 05/01/2030 (r)	5,527,000	5,100,223
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028	4,110,000	4,047,987
		9,148,210
Packaging - 1.04%
Sealed Air Corp. / Sealed Air Corp. US
7.250%, 02/15/2031 (r)	4,544,000	4,730,013
Verde Purchaser LLC
10.500%, 11/30/2030 (r)	4,698,000	4,952,340
		9,682,353
Personal & Household Products - 1.85%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	4,620,000	4,519,334
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	6,161,000	5,527,117
The Scotts Miracle-Gro Company
4.375%, 02/01/2032	5,677,000	4,899,918
Spectrum Brands, Inc.
5.000%, 10/01/2029 (r)	2,321,000	2,276,519
		17,222,888
Pharmaceuticals - 1.75%
Bausch + Lomb Corp.
8.375%, 10/01/2028 (r)	4,599,000	4,764,150
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (r)	2,901,000	1,810,355
11.000%, 09/30/2028 (r)	1,770,000	1,185,900
Jazz Securities DAC
4.375%, 01/15/2029 (r)	3,955,000	3,687,316
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	5,534,000	4,924,360
		16,372,081
Real Estate Development & Management - 1.44%
Cushman & Wakefield US Borrower LLC
8.875%, 09/01/2031 (r)	5,464,000	5,778,983
Five Point Operating Company LP / Five Point Capital Corp.
10.500%, 01/15/2028 (r)	2,841,070	2,927,484
Greystar Real Estate Partners LLC
7.750%, 09/01/2030 (r)	4,528,000	4,690,812
		13,397,279
Real Estate Investment Trusts - 0.52%
Service Properties Trust
8.625%, 11/15/2031 (r)	4,568,000	4,876,418

Recreation & Travel - 3.53%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	5,714,000	5,300,348
Carnival Corp.
6.000%, 05/01/2029 (r)	5,826,000	5,752,212
7.000%, 08/15/2029 (r)	2,241,000	2,339,144
10.500%, 06/01/2030 (r)	7,333,000	8,025,976
NCL Corp. Ltd.
8.125%, 01/15/2029 (r)	4,525,000	4,791,251
Royal Caribbean Cruises Ltd.
8.250%, 01/15/2029 (r)	2,184,000	2,313,437
7.250%, 01/15/2030 (r)	4,235,000	4,403,074
		32,925,442
Reinsurance - 0.99%
Enstar Finance LLC
5.750% (Fixed until 08/31/2025, then 5 Year CMT Rate USD + 5.468%), 09/01/2040 (b)	3,131,000	3,041,467
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,240,983	6,189,891
		9,231,358
Restaurants - 1.73%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	4,909,000	4,377,462
Dave & Buster's, Inc.
7.625%, 11/01/2025 (r)	2,521,000	2,542,653
Papa John's International, Inc.
3.875%, 09/15/2029 (r)	4,977,000	4,418,626
Raising Cane's Restaurants LLC
9.375%, 05/01/2029 (r)	4,409,000	4,770,494
		16,109,235
Software/Services - 3.41%
Boost Newco Borrower LLC
7.500%, 01/15/2031 (r)	4,595,000	4,813,621
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.000%, 06/15/2029 (r)	4,493,000	4,661,492
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (r)	5,145,000	4,579,719
Twilio, Inc.
3.625%, 03/15/2029	4,870,000	4,384,817
UKG, Inc.
6.875%, 02/01/2031 (r)	4,858,000	4,952,522
Virtusa Corp.
7.125%, 12/15/2028 (r)	3,418,000	3,072,040
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,611,000	5,387,518
		31,851,729
Specialty Retail - 3.64%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,313,000	5,237,918
Kontoor Brands, Inc.
4.125%, 11/15/2029 (r)	5,554,000	4,990,023
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (r)	4,556,000	4,770,004
Liberty Interactive LLC
8.250%, 02/01/2030	1,005,000	616,458
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	5,010,000	4,491,925
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	4,596,000	4,307,419
Sonic Automotive, Inc.
4.875%, 11/15/2031 (r)	5,301,000	4,644,570
Wand NewCo 3, Inc.
7.625%, 01/30/2032 (r)	4,750,000	4,916,568
		33,974,885
Steel Producers/Products - 1.40%
ATI, Inc.
5.875%, 12/01/2027	4,054,000	3,995,489
Calderys Financing LLC
11.250%, 06/01/2028 (r)	3,912,000	4,213,459
Carpenter Technology Corp.
7.625%, 03/15/2030	4,676,000	4,832,973
		13,041,921
Support - Services - 1.53%
The Dun & Bradstreet Corp.
5.000%, 12/15/2029 (r)	4,705,000	4,346,887
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,752,000	4,592,746
ZipRecruiter, Inc.
5.000%, 01/15/2030 (r)	6,091,000	5,370,191
		14,309,824
Technology Hardware & Equipment - 1.41%
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,196,000	2,928,335
Seagate HDD Cayman
8.500%, 07/15/2031 (r)	4,394,000	4,752,937
Xerox Holdings Corp.
8.875%, 11/30/2029 (r)	5,374,000	5,479,127
		13,160,399
Telecom - Satellite - 0.30%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	2,792,406

Telecom - Wireline Integrated & Services - 0.41%
Frontier Communications Holdings LLC
8.625%, 03/15/2031 (r)	3,700,000	3,782,451

Tobacco - 0.53%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	4,926,067
Total corporate bonds (Cost $855,555,232)		829,966,176

CONVERTIBLE BONDS - 1.00%
Specialty Retail - 1.00%
Authentic Brands Group LLC
5.000% PIK until 09/01/2025, then 2.750% PIK, 09/01/2029 (Acquired 07/11/2013 - 02/01/2024, Cost $29,092,676) (f) (i) (m) (p) (u)	9,361,195	9,361,195
Total convertible bonds (Cost $29,092,676)		9,361,195

TERM LOANS - 5.09%
Advertising - 0.48%
AP Core Holdings II LLC
10.945% (1 Month SOFR USD + 5.500%), 09/01/2027 (Acquired 07/21/2021 - 02/10/2023, Cost $4,546,166) (b) (m)	4,591,192	4,509,699

Air Transportation - 0.86%
AAdvantage Loyalty IP Ltd.
10.329% (3 Month SOFR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021 - 07/12/2022, Cost $4,625,490) (b) (m)	4,534,750	4,717,092
United Airlines, Inc.
8.076% (1 Month SOFR USD + 2.750%), 02/22/2031 (Acquired 02/15/2024, Cost $3,293,450) (b) (m)	3,310,000	3,319,301
		8,036,393
Building Materials - 0.31%
Foundation Building Materials, Inc.
9.313% (1 Month SOFR + 4.000%), 01/29/2031 (Acquired 01/25/2024 - 01/31/2024, Cost $2,821,597) (b) (m)	2,834,000	2,849,417

Cable & Satellite TV - 0.11%
DirecTV Financing LLC
10.445% (1 Month SOFR USD + 5.000%), 08/02/2027 (Acquired 08/17/2022, Cost $996,406) (b) (m)	1,013,115	1,015,648

Consumer/Commercial/Lease Financing - 0.23%
Upbound Group, Inc.
9.119% (1 Month SOFR USD + 3.250%), 02/17/2028 (Acquired 02/14/2023, Cost $2,147,897) (b) (m)	2,177,969	2,181,138

Forestry/Paper - 0.18%
Mativ Holdings, Inc.
9.195% (1 Month SOFR USD + 3.750%), 04/20/2028 (Acquired 02/23/2021 - 02/13/2023, Cost $1,612,368) (b) (m)	1,627,750	1,630,469

Metals/Mining Excluding Steel - 0.41%
Arsenal AIC Parent LLC
9.080% (1 Month SOFR USD + 3.750%), 08/18/2030 (Acquired 07/27/2023 - 02/21/2024, Cost $3,830,088) (b) (m)	3,823,368	3,841,051

Oil Field Equipment & Services - 0.20%
Iracore International Holdings, Inc.
14.459% (3 Month SOFR USD + 9.000%), 04/12/2026 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992

Oil Refining & Marketing - 0.53%
Par Petroleum LLC
9.693% (1 Month SOFR USD + 4.250%),02/28/2030 (Acquired 02/14/2023 - 01/24/2024, Cost $4,886,222) (b) (m)	4,944,157	4,958,050

Personal & Household Products - 0.52%
Journey Personal Care Corp.
9.692% (3 Month SOFR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $4,903,470) (b) (m)	4,928,111	4,864,045

Restaurants - 0.48%
Dave & Buster's, Inc.
8.625% (1 Month SOFR USD + 3.250%), 06/29/2029 (Acquired 08/02/2022 - 06/30/2023, Cost $4,466,161) (b) (m)	4,508,785	4,520,913

Software/Services - 0.78%
Syncapay, Inc.
11.942% (1 Month SOFR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020 - 11/29/2023, Cost $4,169,147) (b) (m)	4,281,417	4,302,824
UKG, Inc.
10.680% (3 Month SOFR USD + 5.250%), 05/03/2027 (Acquired 07/11/2023 - 07/13/2023, Cost $2,950,537) (b) (m)	2,986,931	3,018,667
		7,321,491
Total term loans (Cost $47,075,991)		47,555,306
	Shares
PREFERRED STOCKS - 0.19%	Held
Hotels - 0.19%
Pebblebrook Hotel Trust - Series F, 6.300%	85,621	1,746,668
Total preferred stocks (Cost $1,779,088)		1,746,668

COMMON STOCKS - 1.01%		6.98
Advertising - 0.12%
National CineMedia, Inc. (a)	207,497	1,068,610
National CineMedia, Inc. (Acquired 08/17/2023, Cost $0) (f) (i) (m) (u)	6,230,000	0
		1,068,610
Energy - Exploration & Production - 0.00%
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	0

Metals/Mining Excluding Steel - 0.06%
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $27,352,487) (a) (f) (i) (m) (o) (u)	116,127	603,862

Oil Field Equipment & Services - 0.83%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	7,710,520

Oil Refining & Marketing - 0.00%
PetroQuest Energy, Inc. (Acquired 02/14/2019 - 04/06/2023, Cost $23,022,611) (a) (f) (i) (m) (o) (u)	89,691	0
Total common stocks (Cost $57,232,901)		9,382,992

Total long-term investments (Cost $990,735,888)		898,012,337

SHORT-TERM INVESTMENTS - 3.52%
Money Market Funds - 3.31%
JPMorgan U.S. Government Money Market Fund - Class IM, 5.38%^	30,932,578	30,932,578

	Principal
Time Deposits - 0.21%	Amount
Citigroup, Inc., 4.68%, 04/01/2024*	$13,578	13,578
JPMorgan Chase & Company, 4.68%, 04/01/2024*	1,893,321	1,893,321
		1,906,899

Total short-term investments (Cost $32,839,477)		32,839,477

Total investments - 99.72% (Cost $1,023,575,365)		930,851,814

Other assets in excess of liabilities - 0.28%		2,632,133

Net assets - 100.00%		$933,483,947

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2024.
(f)
 - Security was fair valued by the Advisor pursuant to the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $19,502,569, which represented 2.09% of net assets.. See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $19,502,569, which represented 2.09% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $65,230,883, which represented 6.99% of net assets.

(o)	- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2024, is set forth below:

						Net Change in
						Unrealized
	Value at				Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2023	Purchases	Sales		Gains (Losses)	Depreciation	March 31, 2024	Dividends	March 31, 2024
Iracore Investments Holdings, Inc.	$7,019,789	$-	$-		$-	$690,731	$7,710,520	$-	22,361
Metals Recovery Holdings LLC	7,620,273	-	(1,165,858	) *	-	(5,850,553)	603,862	-	116,127
PetroQuest Energy, Inc.	0	-	-		-	-	0	-	89,691
	$14,640,062	$-	$(1,165,858)		$-	$(5,159,822)	$8,314,382	$-

* Reduction due to return of capital distributions.

(p)	- Payment in-kind (PIK) security.
(r)	- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $755,333,502, which represented 80.92% of net assets.
(u)	- Value determined using significant unobservable inputs. See Security Valuation below.
CMT	- Constant Maturity Treasury Rate
SOFR	- Secured Overnight Financing Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,068,610
Preferred Stocks	1,746,668
Money Market Funds	30,932,578
Level 2 --- Other significant observable market inputs:
Corporate Bonds	829,966,176
Term Loans	45,728,314
Time Deposits	1,906,899
Level 3 --- Significant unobservable inputs:
Common Stocks:
Advertising	0
Energy - Exploration & Production	0
Metals/Mining Excluding Steel	603,862
Oil Field Equipment & Services	7,710,520
Oil Refining & Marketing	0
Convertible Bonds	9,361,195
Term Loans	1,826,992

Total Investments	$930,851,814

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2024:

	Fair Value at March 31, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$603,862	Estimated recovery value	Probability of asset recovery	$0.00-$5.20	Increase
	7,710,520	Market comparable companies	EBIT multiple	12.6x	Increase
Total Common Stocks	8,314,382

Convertible Bonds	9,361,195	Estimated recovery value	Probability of asset recovery	$100.00	Increase

Term Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	$19,502,569

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Convertible Bonds	Term Loans	Total
Balance at June 30, 2023	$14,657,730	$10,772,299	$-	$9,356,564	$34,786,593
Purchases	-	-	29,092,676	60,226	29,152,902
Sales	(1,165,858)	(28,937,490)	-	(7,589,799)	(37,693,147)
Accrued discounts (premiums)	-	-	-	4,202	4,202
Realized gains (losses)	-	-	-	15,045	15,045
Change in unrealized appreciation/depreciation	(5,177,490)	18,165,191	(19,731,481)	(19,246)	(6,763,026)
Transfers into Level 3	-	-	-	-	-
Balance at March 31, 2024	$8,314,382	$-	$9,361,195	$1,826,992	$19,502,569

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2024	$(5,177,490)	$-	$(19,731,481)	$-	$(24,908,971)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2024, the Fund did not have any outstanding bridge loan commitments. Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2024, the Fund did not have any outstanding unfunded loan commitments.